Statement of Changes in Members' Equity (Net Assets) (USD $)	Total RICI Linked - PAM Advisors Fund, LLC	Total Index Series	Agricultural Sector Series	Energy Sector Series	Managing Total RICI Linked - PAM Advisors Fund, LLC	Managing Total Index Series	Managing Agricultural Sector Series	Non-Managing Total RICI Linked - PAM Advisors Fund, LLC	Non-Managing Total Index Series	Non-Managing Agricultural Sector Series	Non-Managing Energy Sector Series
Members' equity (net assets), beginning balance at Dec. 31, 2009	$ 178,159,034	$ 168,054,984	$ 10,104,050		$ 66,662	$ 34,479	$ 32,183	$ 178,092,372	$ 168,020,505	$ 10,071,867
Subscriptions, net	145,006,340	129,833,428	12,089,466	3,083,446				145,006,340	129,833,428	12,089,466	3,083,446
Withdrawals	(38,202,679)	(26,152,335)	(9,200,786)	(2,849,558)				(38,202,679)	(26,152,335)	(9,200,786)	(2,849,558)
Net income (loss)	58,214,145	53,882,294	4,565,739	(233,888)	17,969	6,401	11,568	58,196,176	53,875,893	4,554,171	(233,888)
Members' equity (net assets), ending balance at Dec. 31, 2010	343,176,840	325,618,371	17,558,469		84,631	40,880	43,751	343,092,209	325,577,491	17,514,718
Subscriptions, net	66,146,386	62,986,349	3,160,037					66,146,386	62,986,349	3,160,037
Withdrawals	(68,655,080)	(63,031,098)	(5,623,982)					(68,655,080)	(63,031,098)	(5,623,982)
Net income (loss)	(36,053,533)	(32,547,255)	(3,506,278)		(12,118)	(3,878)	(8,240)	(36,041,415)	(32,543,377)	(3,498,038)
Members' equity (net assets), ending balance at Dec. 31, 2011	304,614,613	293,026,367	11,588,246		72,513	37,002	35,511	304,542,100	292,989,365	11,552,735
Subscriptions, net	55,197,874	52,314,590	2,883,284					55,197,874	52,314,590	2,883,284
Withdrawals	(85,353,463)	(82,297,680)	(3,055,783)					(85,353,463)	(82,297,680)	(3,055,783)
Net income (loss)	8,717,100	8,317,819	399,281		2,609	1,319	1,290	8,714,491	8,316,500	397,991
Members' equity (net assets), ending balance at Dec. 31, 2012	$ 283,176,124	$ 271,361,096	$ 11,815,028		$ 75,122	$ 38,321	$ 36,801	$ 283,101,002	$ 271,322,775	$ 11,778,227